Schedule of Computation of Net Loss Per Common Stock (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	34,853,996,000	39,144,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	12,852,500,000	12,852,500
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	14,342,256,000	8,220,000
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,659,240,000	18,071,500